Summary of significant accounting policies (Tables)	6 Months Ended
Jun. 30, 2024
Accounting Policies [Abstract]
Schedule of subsidiaries
The following table summarizes the results of operations and net assets of HF EU consolidated in these unaudited condensed consolidated financial statements. The amounts are after eliminating transactions between the Group and HF EU.

	As of December 31,	As of June 30,
	2023	2024
	RMB	RMB
Assets
Current assets	39,580	51,551
Total assets	39,580	51,551

Liabilities
Current liabilities	36,749	62,743
Total liabilities	36,749	62,743

	Six Months Ended June 30,
	2023	2024
	RMB	RMB
Revenue	19,164	26,170
Cost of revenues	(13,200)	(40,514)
Gross profit/(loss)	5,964	(14,344)

Profit / (loss) from operations	5,470	(17,692)
Profit / (loss) before income taxes	5,461	(17,395)
Net profit / (loss)	5,461	(17,395)

Schedules of concentration of customers and suppliers
The following table summarizes customers with greater than 10.0% of the accounts receivable - related parties, net:

	As of December 31,	As of June 30,
	2023	2024
Geely Group and its subsidiaries	86.4%	77.5%
The following table summarizes customers with greater than 10.0% of the accounts receivable - third parties, net:

	As of December 31,	As of June 30,
	2023	2024
Customer A, a third party	42.0%	46.5%
Customer B, a third party	Less than 10.0%	31.3%
Customer C, a third party	28.6%	Less than 10.0%
Customer D, a third party	15.1%	Less than 10.0%
Customers contributing more than 10.0% of total revenues were as follows:

	Six Months Ended June 30,
	2023	2024
Geely Group and its subsidiaries	72.9%	79.4%

The revenue above from Geely Group and its subsidiaries excluded the sales of SoC core modules or software licenses by the Group to its third-party customers that were integrated into infotainment and cockpit products and sold by such third-party customers to Geely Group and its subsidiaries.
The following table summarizes suppliers with greater than 10.0% of the accounts payable:

	As of December 31,	As of June 30,
	2023	2024
Supplier A, a third party	15.7%	18.3%
Supplier B, a third party	12.5%	16.5%
Supplier C, a third party	22.8%	12.3%
Suppliers contributing more than 10.0% of total purchases were as follows:

	Six Months Ended June 30,
	2023	2024
Supplier A, a third party	23.1%	25.7%
Supplier C, a third party	Less than 10.0%	21.2%
Supplier B, a third party	13.2%	Less than 10.0%

Schedule of prior period reclassifications
The Group has reclassified certain prior period amounts as shown below to make the presentation consistent with current period.

	Six Months Ended June 30, 2023
	Before reclassification		After reclassification
	RMB		RMB
Selling and marketing expenses	(36,931)	(36,931)	—
General and administrative expenses	(377,838)	(377,838)	—
Selling, general and administrative expenses	—	—	(414,769)
Change in fair value of an equity security	27,722	27,722	—
Change in fair value of warrant liabilities	4,781	4,781	—
Change in fair value of derivative financial assets	16,189	16,189	—
Government grants	2,695	2,695	—
Foreign currency exchange losses, net	(34,668)	(34,668)	—
Other non-operating income	—		16,719